Revenue	3 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Revenue

Note 14 — Revenue

The Company derives revenue by product and merchandise sales of components for automotive and home appliance magnets. The Company did not have revenue for the three months ended March 31, 2025. For the three months ended March 31, 2026, all revenue recognized was product sales at a point in time and generated in the Republic of Korea. The destination of revenue for three months ended March 31, 2025 was as follows:

in thousands	Three Months Ended March 31, 2026
Korean domestic sales	$1,799
Export sales	80
Total revenue	$1,879

For three months ended March 31, 2026, all export sales were to China.